Intangible Assets (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of intangible assets
Weighted Average Remaining Amortization Period (years)	3 years 7 months 6 days	4 years 2 months 12 days	4 years 4 months 24 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	1,666,653	1,499,691	1,275,853
Net Book Value	688,766	855,728	1,079,566
Licenses [Member]
Summary of intangible assets
Weighted Average Remaining Amortization Period (years)	7 years	7 years 8 months 12 days	8 years 8 months 19 days
Cost	462,234	462,234	462,234
Accumulated Amortization	272,391	252,019	224,708
Net Book Value	189,843	210,215	237,526
Patents [Member]
Summary of intangible assets
Weighted Average Remaining Amortization Period (years)	2 years 9 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days
Cost	1,893,185	1,893,185	1,893,185
Accumulated Amortization	1,394,262	1,247,672	1,051,145
Net Book Value	$ 498,923	$ 645,513	$ 842,040